S000011205 [Member] Expense Example - Dodge & Cox Income Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 42
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	230
Expense Example, with Redemption, 10 Years	518
Class X
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	193
Expense Example, with Redemption, 10 Years	$ 446